Leases - Additional Information (Detail) - INR (₨) ₨ in Millions	12 Months Ended
	Mar. 31, 2019	Mar. 31, 2018	Mar. 31, 2017
Disclosure of finance lease and operating lease by lessee [abstract]
Operating lease rent expenses	₨ 10,774.2	₨ 10,223.9	₨ 8,224.8